PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Receivable from a former equity method investee	4,500,000	—	—
Consideration receivable for a disposal of a subsidiary	12,750,575	—	—
Receivable from a supplier (Note 14)	17,927,763	—	—
Prepayments and deposits	10,929,101	3,220,205	497,114
Employee advances	1,963,858	2,717,027	419,437
Others	8,502,024	3,525,917	544,307

	56,573,321	9,463,149	1,460,858